Subsequent Events (Details Narrative) - $ / shares		1 Months Ended	12 Months Ended
	Mar. 15, 2023	Dec. 22, 2022	Dec. 31, 2022	Dec. 31, 2021
Dividends declared per common share		$ 0.23	$ 0.92	$ 0.88
Subsequent Event [Member]
Dividends declared per common share	$ 0.23